Share Capital and Equity Reserve	12 Months Ended
Jun. 30, 2022
Share Capital and Equity [Abstract]
Share Capital and Equity Reserve	SHARE CAPITAL AND EQUITY RESERVE
(a)Authorized
100,000,000 common shares, no par value
(b)Issued and outstanding
Common shares issued pursuant to share-based compensation plans
During the year ended June 30, 2022, the Company issued 253,702 common shares on exercise of employee stock options (note 12(c)), 1,189,541 common shares pursuant to its Performance and Restricted Share Unit Plan (the “PRSU Plan”) (note 12(c)) and 94,697 common shares pursuant to its 2019 Employee Share Ownership Plan (the “ESOP”) (note 12(e)). Aggregate proceeds from the exercise of employee stock options was $1,378,000, and from the ESOP was $853,000.
During the year ended June 30, 2021, the Company issued 106,844 common shares on exercise of employee stock options (note 12(c)), 590,674 common shares pursuant to the PRSU Plan (note 12(c)) and 68,089 common shares pursuant to the ESOP (note 12(e)). Aggregate proceeds from the exercise of employee stock options was $656,000, and from the ESOP was $512,000.
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
(c)Stock Options, PSUs, and RSUs
The Company’s share-based compensation plans include the 2000 Share Option Plan (the “Option Plan”), the PRSU Plan and the Omnibus Equity Incentive Plan (adopted on December 14, 2021, replacing the 2000 Share Option Plan and PRSU Plan).
2000 Share Option Plan
In 2001, the Board of Directors of the Company (the “Board of Directors”) adopted the 2000 Share Option Plan (“Option Plan”) (as amended in 2007, 2009, 2015 and 2018). From and after December 14, 2021, no new grants can be made under the Option Plan.
Terms and conditions of options granted under the Option Plan are determined solely by the Board of Directors. Under the Option Plan, the exercise price of each option equals the last closing market price of the Company’s common shares before the grant date. The term of option grants may not exceed 7 years from the date of grant of the option. Options are generally granted with a four year vesting period (25% vesting on each anniversary date).

PRSU Plan
In 2015, the Company’s shareholders approved the PRSU Plan (as amended in 2018), which provides for grants of Performance Share Units (“PSUs”) and Restricted Share Units (“RSUs”). From and after December 14, 2021, no new grants can be made under the PRSU Plan.
Terms and conditions of PSUs and RSUs granted are determined by the Board of Directors in accordance with the PRSU Plan terms.
Under the PRSU Plan, PSUs are issued to eligible persons and typically vest after a three-year period (100% cliff vesting on the third anniversary date). The number of PSUs that ultimately vest is based on an Adjustment Factor, as determined by the Board of Directors at the date of grant, and can range from 0% to 200% of the number of units initially granted. The expiry date of the PSU grants is typically December 31 of the year in which the tranche vests.
RSUs are issued to eligible persons and typically vest over a three year period (33.3% vesting on each grant anniversary date). The expiry date of the RSU grants is generally December 31 of the year in which the tranche vests.

Omnibus Equity Incentive Plan
On December 14, 2021, the Company’s shareholders approved the Omnibus Equity Incentive Plan, which provides for grants of stock options, RSUs, and PSUs to the Company’s officers, directors, employees and other specified service providers. The Omnibus Equity Incentive Plan became effective on December 14, 2021, upon which no new awards will be granted under the Company’s Option Plan and PRSU Plan. Awards granted under the Option Plan and PRSU Plan prior to December 14, 2021 will remain outstanding under such plans in accordance with their terms and conditions.
Terms and conditions of options, PSUs, and RSUs granted are determined by the Board of Directors in accordance with the Omnibus Equity Incentive Plan terms. RSUs issued under the Omnibus Equity Incentive Plan typically vest over a three year period (33.3% vesting on each grant anniversary date).
Under the Omnibus Equity Incentive Plan, the maximum number of common shares reserved for issuance is limited to 8.8% of the aggregate number of issued and outstanding common shares, less the common shares reserved for issuance under the PRSU Plan, the Option Plan, the ESOP (note 12(e)) and any other of the Company’s equity compensation arrangements. At June 30, 2022, the maximum number of common shares reserved for issuance under the Omnibus Equity Incentive Plan was 764,025.
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
Stock Options
The following table summarizes activity under the Option Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022		2021
	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)
Outstanding, beginning of year	682,277	$7.84	791,171	$7.87
Exercised	(278,085)	6.42	(106,844)	8.05
Forfeited	(187)	7.11	(1,800)	7.46
Expired	—	—	(250)	9.16
Outstanding, end of year	404,005	$8.82	682,277	$7.84
At June 30, 2022, 307,755 (2021 – 465,191) stock options were vested and exercisable. For the year ended June 30, 2022, there was no stock option activity under the Omnibus Equity Incentive Plan.
The following table summarizes information about stock options outstanding and exercisable at June 30, 2022:

	Options Outstanding			Options Exercisable
Range of exercise prices (CAD)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)
$7.40 - $8.95	269,005	3.50	$8.65	206,505	$8.62
$8.96 - $9.16	135,000	3.86	9.16	101,250	9.16
	404,005	3.62	$8.82	307,755	$8.80

Performance Share Units
The following table summarizes PSU activity under the PRSU Plan and Omnibus Equity Incentive Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	813,935	617,373
Granted	503,199	230,572
Redeemed	(546,138)	(17,570)
Forfeited / expired	(280,428)	(16,440)
Added by performance factor	269,052	—
Outstanding, end of year	759,620	813,935
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
At June 30, 2022, 97,458 (2021 – none) of the outstanding PSUs had vested. The weighted average grant date fair value of PSUs granted during the year ended June 30, 2022 was $10.97 (2021 – $12.14). PSUs outstanding as at June 30, 2022 have a weighted average term to expiry of 2.6 years (2021 – 3.2 years).
During the year ended June 30, 2022, the Adjustment Factor related to the PSUs granted was related to the achievement of Company-specific performance targets. The fair value of PSUs with market-based performance conditions are estimated on the grant date using a Monte Carlo simulation model, taking into account the fair value of the Company’s common shares on the date of grant, potential future dividends accruing to the PSU holder’s benefit, and encompassing a wide range of possible future Company performance conditions. The fair value of PSUs with non-market performance conditions is determined based on the fair value of the Company’s common shares on the date of grant and potential future dividends accruing to the PSU holder’s benefit.
Restricted Share Units
The following table summarizes RSU activity under the PRSU Plan and Omnibus Equity Incentive Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	1,738,889	1,811,963
Granted	2,558,241	701,732
Redeemed / released	(974,766)	(573,104)
Forfeited / expired	(752,180)	(201,702)
Outstanding, end of year	2,570,184	1,738,889
At June 30, 2022, 74,930 (2021 – 214,209) of the outstanding RSUs had vested. The weighted average grant date fair value of RSUs granted during the year ended June 30, 2022 was $10.85 (2021 – $11.87). RSUs outstanding as at June 30, 2022 have a weighted average term to expiry of 1.7 years (2021 – 1.3 years).
The fair value of the RSUs granted was estimated on the grant date using the fair value of the Company’s common shares on the date of grant and potential future dividends accruing to the RSU holder’s benefit.
(d)Deferred Share Unit Plan
The Company’s share-based compensation plans also include a Deferred Share Unit (“DSU”) Plan. The DSU Plan is a cash-settled share based compensation plan.
In 2016, the Company’s shareholders ratified the DSU Plan. Terms and conditions of DSUs granted are determined by the Board of Directors.
Under the DSU Plan, DSUs are issued to eligible persons and generally vest over a one year period (25% per three months). DSUs are not eligible for redemption until the unitholder ceases to be an eligible person. The term of the DSU grants is coterminous with the date the unitholder ceases to be an eligible person.
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
The following table summarizes activity under the DSU Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	324,010	377,612
Granted	133,434	6,763
Released	—	(60,365)
Outstanding, end of year	457,444	324,010
The weighted average grant date fair value of DSUs granted during the year ended June 30, 2022 was $10.17 (2021 – $13.94). At June 30, 2022, 421,427 (2021 – 324,010) of the outstanding DSUs had vested.
At June 30, 2022, fair value of liabilities arising from the DSU Plan was $3,810,000 (2021 – $4,688,000). The amount is included within trade and other payables.
(e)Employee Share Ownership Plan and Employee Share Purchase Plan
Employee Share Ownership Plan
In December 2019, the Company’s shareholders approved the Employee Share Ownership Plan (the “ESOP”), which became effective on January 1, 2020. The terms of the ESOP allow employees to purchase up to 350,000 common shares from treasury at a 15% discount from the market price. Each employee can allocate an annual maximum of CAD $15,000 per year to the purchase of common shares through two, six month offering periods per year. During the year ended June 30, 2022, 94,697 common shares (2021 – 68,089 common shares) were issued under the ESOP at a weighted average price of $9.04 (2021 – $7.52) per share.
On December 14, 2021, the Company’s shareholders approved the 2021 Employee Share Ownership Plan (the “2021 ESOP”), which became effective on January 1, 2022. During the year ended June 30, 2022, no common shares were issued under the 2021 ESOP. At June 30, 2022, no common shares (2021 – 281,911 common shares) were available for grant under the 2021 ESOP.
Employee Share Purchase Plan
On February 1, 2022, the Board of Directors approved the Employee Share Purchase Plan (the “ESPP”). The terms of the ESPP allow employees to contribute up to an annual maximum of $15,000, to purchase the common shares of the Company, at the end of a specified offering period. The Company matches approximately 33% of the employee’s contribution, up to an annual maximum of $5,000. At the end of each offering period, the aggregate employee and Company contributions are used to purchase common shares on the open market. During the year ended June 30, 2022, no common shares were purchased under the ESPP.
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
(f)Share-based compensation expense
The Company’s share-based compensation expense for the years ended June 30, 2022 and 2021 was comprised as follows:

	Year ended June 30,
	2022	2021
Stock Option	$64	$111
PSU	3,428	1,802
RSU	13,806	6,489
DSU	(878)	1,820
ESOP and ESPP	257	137
	$16,677	$10,359
The Company’s share-based compensation expense was attributable to the following areas for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Cost of revenue	$2,085	$1,335
Sales and marketing	4,394	3,271
Research and development	5,038	1,626
General and administration	5,160	4,127
	$16,677	$10,359
(g)Dividends
During the year ended June 30, 2022, the Company declared four quarterly dividends of CAD $0.08 per share on its common shares, amounting to $12,637,000. The dividends were paid in cash on August 27, 2021, November 29, 2021, February 25, 2022 and May 25, 2022 to shareholders of record at the close of business on August 11, 2021, November 17, 2021, February 11, 2022, and May 12, 2022 respectively.
12.    SHARE CAPITAL AND EQUITY RESERVE (Continued)
(h)Net (loss) income per share
Basic and diluted net (loss) income per share are calculated as follows:

	Year ended June 30,
	2022	2021
Net (loss) income attributable to common shareholders	$(24,485)	$3,732

Basic weighted average number of common shares outstanding	50,381,336	47,131,785
Effect of dilutive securities:
Stock Option	—	385,179
PSU	—	813,935
RSU	—	1,585,612
Diluted weighted average number of common shares outstanding(1)	50,381,336	49,916,511

Basic net (loss) income per common share	$(0.49)	$0.08
Diluted net (loss) income per common share(1)	$(0.49)	$0.07
(1)Diluted weighted average number of common shares outstanding for the year ended June 30, 2022 excludes 219,098 stock options, 759,620 PSUs, and 1,702,842 RSUs as their effects are antidilutive